Stock-based Compensation - Schedule of Share-Based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Number of Options
Beginning balance (in shares)	6,067,313
Forfeited during the year (in shares)	(277,807)
Exercised during the year (in shares)	(105,681)
Expired during the year (in shares)	(160,553)
Ending balance (in shares)	5,523,272	6,067,313
Exercisable (in shares)	4,487,977
Weighted-Average Exercise Price
Beginning balance (in usd per share)	$ 1.83
Forfeited during the year (in usd per share)	3.64
Exercised during the year (in usd per share)	1.14
Expired during the year (in usd per share)	2.34
Ending balance (in usd per share)	1.70	$ 1.83
Exercisable, weighted average exercise price (in usd per share)	$ 1.32
Weighted-Average Remaining Contractual Term (years)
Weighted average remaining contractual life of outstanding options (in years)	1 year 10 months 13 days	2 years 25 days
Exercisable, weighted average remaining contractual life of outstanding options (in years)	1 year 9 months 7 days
Intrinsic value, outstanding	$ 4,639
Exercisable, intrinsic value	$ 4,215